Summary of Significant Accounting Policies (Details) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	May 04, 2023	Jan. 20, 2023	Oct. 21, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 21, 2022	Aug. 16, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Cash				$ 1,025	$ 1,025		$ 10,335	$ 612,750
Cash equivalents								0
Investments held in the trust account				42,583,196	42,583,196		118,985,048	116,152,113
Unrecognized tax benefits
Accrued for interest and penalties
Effective tax rate					79.00%	0.00%	7.00%	0.00%
Statutory tax rate					21.00%	21.00%	21.00%	21.00%
Units redeemed amount (in Shares)	7,527,997
Redemption amount	$ 78,939,613			78,939,613
Redemption price per share (in Dollars per share)	$ 10.49
Tax payable amount	$ 789,396			789,396	$ 789,396
Federal depository insurance coverage amount				$ 250,000	$ 250,000		$ 250,000
Shares of class A common stock (in Shares)			1,500,000
Fair market value							1.00%
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares of class A common stock (in Shares)			11,500,000
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Units redeemed amount (in Shares)	7,527,997
Shares of class A common stock (in Shares)				11,500,000	11,500,000		11,500,000
Common Class A [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares of class A common stock (in Shares)					11,500,000		11,500,000
Inflation Reduction Act Two Thousand And Twenty Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
U.S. federal excise tax										1.00%
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)		1,150,000
Private Placement Warrants [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)			3,900,250
Private placement warrants (in Shares)		1,150,000	3,900,250				3,900,250		1,150,000
Private Placement Warrants [Member] | Common Class A [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase an aggregate shares (in Shares)				9,650,250	9,650,250		9,650,250
Warrant [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)					5,750,000		5,750,000
Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Redemption amount	$ 78,939,613
Redemption price per share (in Dollars per share)	$ 10.49
Tax payable amount	$ 789,396